Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
NET REVENUES
Educational programs and services	$ 2,165,152	$ 1,608,954	$ 1,309,339
Revenues	2,447,430	1,799,509	1,478,348
Operating cost and expenses
Cost of revenues	(1,065,740)	(749,586)	(614,364)
Selling and marketing	(324,249)	(232,826)	(197,897)
General and administrative	(794,482)	(554,948)	(471,010)
Total operating cost and expenses	(2,184,471)	(1,537,360)	(1,283,271)
Gain on disposal of a subsidiary			3,760
OPERATING INCOME	262,959	262,149	198,837
OTHER INCOME, NET
Interest income	84,838	61,445	66,861
Realized gain from long-term investments	7,366	7,086
Impairment loss from long-term investments	(980)	(2,338)	0
Miscellaneous income, net	2,841	2,367	1,586
Income before income taxes and loss from equity method investments	357,024	330,709	267,284
(Provision) Benefit for income taxes:
Current	(72,785)	(51,142)	(39,467)
Deferred	13,377	518	1,936
Provision for income taxes	(59,408)	(50,624)	(37,531)
Loss from equity method investments	(379)	(3,289)	(4,425)
Net income	297,237	276,796	225,328
Less: Net income attributable to non-controlling interests	1,107	2,339	444
Net income attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ 296,130	$ 274,457	$ 224,884
Net income per common share (Note 19)
- Basic	$ 1.87	$ 1.74	$ 1.43
- Diluted	$ 1.87	$ 1.74	$ 1.43
Weighted average shares used in calculating basic net income per share
- Basic	158,168,794	157,551,320	156,782,439
- Diluted	158,556,500	157,986,394	157,391,686
Books and Other Services [Member]
NET REVENUES
Revenues	$ 282,278	$ 190,555	$ 169,009